Cromwell Greenspring Mid Cap Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 0.1%
Cadre Holdings, Inc.	4,474	$169,788

Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	6,445	878,711

Banks - 5.5%
OceanFirst Financial Corp.	30,012	557,923
Primis Financial Corp.	248,663	3,028,715
Shore Bancshares, Inc.	124,014	1,734,956
WSFS Financial Corp.	32,805	1,672,727
		6,994,321

Beverages - 3.9%
Keurig Dr Pepper, Inc.	3,050	114,314
Primo Water Corp. (a)	189,582	4,786,946
		4,901,260

Broadline Retail - 0.6%
Amazon.com, Inc. (a)	3,755	699,669

Building Products - 5.2%
Advanced Drainage Systems, Inc.	7,316	1,149,783
Johnson Controls International PLC	70,071	5,438,210
		6,587,993

Chemicals - 5.7%
DuPont de Nemours, Inc.	47,262	4,211,517
Minerals Technologies, Inc.	30,438	2,350,727
The Sherwin-Williams Co.	1,629	621,740
		7,183,984

Commercial Services & Supplies - 9.1%
Republic Services, Inc.	57,057	11,459,328

Construction & Engineering - 12.4%
EMCOR Group, Inc.	26,051	11,215,737
MYR Group, Inc. (a)	43,482	4,445,165
		15,660,902

Consumer Staples Distribution & Retail - 1.3%
Dollar General Corp.	1,291	109,180
US Foods Holding Corp. (a)	24,486	1,505,889
		1,615,069

Electric Utilities - 1.2%
NextEra Energy, Inc.	17,728	1,498,548

Electrical Equipment - 4.5%
Emerson Electric Co.	14,105	1,542,664
NEXTracker, Inc. - Class A (a)	48,915	1,833,334
nVent Electric PLC	20,000	1,405,200
Shoals Technologies Group, Inc. - Class A (a)	148,890	835,273
		5,616,471

Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (a)	61,989	2,072,292

Financial Services - 1.0%
Cannae Holdings, Inc.	30,599	583,217
Visa, Inc. - Class A	2,414	663,729
		1,246,946

Food Products - 0.9%
Darling Ingredients, Inc. (a)	29,676	1,102,760

Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	9,105	1,038,061
Medtronic PLC	20,922	1,883,607
STERIS PLC	598	145,039
Teleflex, Inc.	1,899	469,661
Zimmer Biomet Holdings, Inc.	15,946	1,721,371
		5,257,739

Hotels, Restaurants & Leisure - 2.1%
Wyndham Hotels & Resorts, Inc.	34,688	2,710,520

Insurance - 4.2%
Chubb Ltd.	4,352	1,255,073
W.R. Berkley Corp.	71,415	4,051,373
		5,306,446

Interactive Media & Services - 4.3%
Alphabet, Inc. - Class C	15,670	2,619,867
Ziff Davis, Inc. (a)	57,042	2,775,664
		5,395,531

IT Services - 2.5%
Akamai Technologies, Inc. (a)	12,931	1,305,384
Amdocs Ltd.	20,718	1,812,411
		3,117,795

Oil, Gas & Consumable Fuels - 2.7%
EOG Resources, Inc.	25,226	3,101,032
Phillips 66	2,813	369,769
		3,470,801

Personal Care Products - 1.9%
Kenvue, Inc.	102,927	2,380,702

Pharmaceuticals - 0.4%
Johnson & Johnson	2,789	451,985

Professional Services - 12.7%
Alight, Inc. - Class A (a)	370,446	2,741,301
Dun & Bradstreet Holdings, Inc.	201,663	2,321,141
KBR, Inc.	167,616	10,916,830
		15,979,272

Software - 1.1%
Blackbaud, Inc. (a)	16,583	1,404,249

Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. - Class A (a)	6,195	311,237

Textiles, Apparel & Luxury Goods - 1.8%
Levi Strauss & Co. - Class A	103,241	2,250,654

Trading Companies & Distributors - 1.4%
Rush Enterprises, Inc. - Class A	17,839	942,434
Rush Enterprises, Inc. - Class B	17,328	830,878
		1,773,312

Wireless Telecommunication Services - 2.2%
T-Mobile US, Inc.	13,439	2,773,272
TOTAL COMMON STOCKS (Cost $57,885,308)		120,271,557

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares	Value
Residential Real Estate Investment Trusts - 1.3%
American Homes 4 Rent - Class A	42,695	1,639,061
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,578)		1,639,061

EXCHANGE TRADED FUNDS - 0.7%	Shares	Value
Invesco Solar ETF	19,285	831,376
TOTAL EXCHANGE TRADED FUNDS (Cost $643,584)		831,376

TOTAL INVESTMENTS - 97.4% (Cost $59,678,470)		122,741,994
Other Assets in Excess of Liabilities - 2.6%		3,316,924
TOTAL NET ASSETS - 100.0%		$126,058,918

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Cromwell Greenspring Mid Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$120,271,557	$–	$–	$120,271,557
Real Estate Investment Trusts	1,639,061	–	–	1,639,061
Exchange Traded Funds	831,376	–	–	831,376
Total Investments	$122,741,994	$–	$–	$122,741,994

Refer to the Schedule of Investments for further disaggregation of investment categories.